Lease - Summary of maturity analysis of operating lease payments (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 369,211
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	201,828
1 year ~ 2 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	125,681
2 year ~ 3 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	40,474
3 year ~ 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,211
4 year ~ 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	12
More than 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 5